OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
Other current assets are comprised of the following:

	June 30,	December 31,
(in thousands of $)	2015	2014
Trade receivables	25,423	9,122
Other receivables	2,150	2,174
Deferred tax asset (see note 6)	2,070	3,085
Prepaid expenses	1,863	2,257
	31,506	16,638